PRIVATE PLACEMENT (Details)				11 Months Ended
	Aug. 30, 2020 item	Aug. 30, 2018 USD ($) item $ / shares shares	Aug. 23, 2018 USD ($) $ / shares shares	Feb. 28, 2019 USD ($)
Proceeds from Issuance of Private Placement | $				$ 3,588,130
Private warrant
Number of warrants per unit		1
Warrant exercise price | $ / shares		$ 11.50
Warrant [Member]
Proceeds from Issuance of Private Placement | $		$ 350,630
Number of warrants per unit	1	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1
Warrant exercise price | $ / shares		$ 11.50	$ 11.50
Private Placement
Sale of Stock, Number of Shares Issued in Transaction		35,063	323,750
Sale of Stock, Price Per Share | $ / shares		$ 10.00	$ 10.00
Proceeds from Issuance of Private Placement | $		$ 350,630	$ 3,237,500
Private Placement | Sponsor
Sale of Stock, Number of Shares Issued in Transaction		33,000	310,000
Private Placement | Underwriter [Member]
Sale of Stock, Number of Shares Issued in Transaction		2,063	13,750
Private share
Number of shares per unit | $		1
Ordinary Shares
Number of shares per unit | $		1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Ordinary Shares | Private warrant
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1